Investment Objectives and Goals - Synera Funds Japan Active+ ETF	Jun. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Synera Funds Japan Active+ ETF (the “Fund”) is capital appreciation.